Exhibit 99.1

GM Financial Automobile Leasing Trust 2019-1

3.96% Exchange Note

Class A-1 2.70041% Asset Backed Notes

Class A-2A 2.91% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.98% Asset Backed Notes

Class A-4 3.08% Asset Backed Notes

Class B 3.37% Asset Backed Notes

Class C 3.56% Asset Backed Notes

Class D 3.95% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	06/01/20
End of Period:	06/30/20
Number of days in Interest Period (Actual/360):	28
Number of days in Collection Period:	30
Report Due Date:	07/16/20
Distribution Date:	07/20/20
Transaction Month:	17

				Original Agg.
2019-1 Designated Pool	Units	Start Date	Closing Date	Securitization Value
	55,040	01/02/2019	02/21/2019	$1,332,675,534

Total	55,040			$1,332,675,534

RECONCILIATION OF 2019-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1}	Beginning of period Aggregate Securitization Value		{1}	$834,773,396

{2}	Reduction in Agg. Securitization Value due to payments	{2}	10,107,385
{3}	Reduction in Agg. Securitization Value due to Defaulted Leases	{3}	1,155,778
{4}	Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases	{4}	36,713,450
{5}	Other adjustments	{5}	0
{6}	Total change in Agg. Securitization Value		{6}	47,976,613

{7}	End of period Aggregate Securitization Value		{7}	$786,796,783

{8}	Pool Factor		{8}	59.038886%

RECONCILIATION OF 2019-1 EXCHANGE NOTE

{9}	Original Exchange Note Balance	{9}	$1,270,000,000

{10}	Beginning of period Exchange Note Balance	{10}	$772,097,862

{11}	Exchange Note Principal Payment Amount	{11}	47,976,613

{12}	End of period Exchange Note Balance	{12}	$724,121,249

{13}	Note Pool Factor	{13}	57.017421%

RECONCILIATION OF THE ASSET BACKED NOTES

			Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14}	Original Note Balance	{14}	$215,000,000	$334,140,000	$75,000,000	$357,820,000	$92,180,000

{15}	Beginning of period Note Balance	{15}	$0	$75,885,966	$17,033,121	$357,820,000	$92,180,000

{16}	Noteholders’ Principal Distributable Amount	{16}	0	39,181,956	8,794,657	0	0
{17}	Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18}	Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19}	Matured Principal Shortfall	{19}	0	0	0	0	0

{20}	End of period Note Balance	{20}	$0	$36,704,010	$8,238,464	$357,820,000	$92,180,000

{21}	Note Pool Factor	{21}	0.000000%	10.984620%	10.984619%	100.000000%	100.000000%

			Class B	Class C	Class D	TOTAL
{22}	Original Note Balance	{22}	$57,970,000	$53,970,000	$33,320,000	$1,219,400,000

{23}	Beginning of period Note Balance	{23}	$57,970,000	$53,970,000	$33,320,000	$688,179,087

{24}	Noteholders’ Principal Distributable Amount	{24}	0	0	0	47,976,613
{25}	Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26}	Aggregate Principal Parity Amount	{26}	0	0	0	0
{27}	Matured Principal Shortfall	{27}	0	0	0	0

{28}	End of period Note Balance	{28}	$57,970,000	$53,970,000	$33,320,000	$640,202,474

{29}	Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	52.501433%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Principal payment calculation:
{30}	Beginning of period Designated Pool Balance		{30}	$834,773,396

{31}	Ending Designated Pool Balance	{31}	786,796,783
{32}	Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33}	Sum of {31} + {32}		{33}	786,796,783

{34}	Exchange Note Principal Payment Amount {30} - {33}		{34}	$47,976,613

	Interest calculation:
		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$772,097,862	$0	3.96%	30	30/360	$2,547,923

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

	Additions:
{36}	2019-1 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$14,313,701
{37}	Net Liquidation Proceeds collected during period	{37}	44,176,679
{38}	Investment Earnings	{38}	5,999
{39}	Investment Earnings - transferred to Indenture Note Collection Account	{39}	(5,999)
{40}	Deposit from Servicer	{40}	0

{41}	Total Additions:		{41}	58,490,380

	Distributions:
{42}	To the Servicer, Designated Pool Servicing Fee	{42}	695,645
{43}	To the 2019-1 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	2,547,923
{44}	To the 2019-1 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	47,976,613
{45}	To the 2019-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46}	To the 2019-1 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	7,270,199

{47}	Total Distributions:		{47}	$58,490,380

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

	Noteholders’ Principal Distributable calculation:
{48}	Beginning Agg. Securitization Value	{48}	$834,773,396
{49}	Ending Agg. Securitization Value	{49}	786,796,783
{50}	Principal Distributable Amount {48} - {49}		{50}	47,976,613

{51}	Noteholders’ Principal Carryover Amount		{51}	0

{52}	Principal Distributable Amount + Noteholders’ Principal Carryover Amount			{52}	47,976,613

{53}	Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance			{53}	47,976,613

{54}	Noteholders’ Principal Distributable Amount Lessor of {52} and {53}				{54}	$47,976,613

	Noteholders’ Interest Distributable calculation:
	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	2.70041%	28	Actual/360	$0
{56}	Class A-2A	$75,885,966	0	2.91%	30	30/360	184,024
{57}	Class A-2B	$17,033,121	0	0.43000%	28	Actual/360	5,697
{58}	Class A-3	$357,820,000	0	2.98%	30	30/360	888,587
{59}	Class A-4	$92,180,000	0	3.08%	30	30/360	236,596
{60}	Class B	$57,970,000	0	3.37%	30	30/360	162,800
{61}	Class C	$53,970,000	0	3.56%	30	30/360	160,111
{62}	Class D	$33,320,000	0	3.95%	30	30/360	109,679

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

	Available Funds:
{63}	2019-1 Exchange Note Collections	{63}	$57,794,735
{64}	Investment Earnings	{64}	0
{65}	Investment Earnings - transferred from Exchange Note Collection Account	{65}	5,999
{66}	Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	850
{67}	Optional Purchase Price	{67}	0
{68}	Indenture Section 5.4 disposition of Collateral	{68}	0
{69}	Available Funds:		{69}	57,801,584

{70}	Reserve Account Withdrawal Amount	{70}	0

{71}	Total Distributable Funds:		{71}	57,801,584

	Distributions:
{72}	To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73}	To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74}	To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75}	To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76}	Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77}	Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	184,024
{78}	Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	5,697
{79}	Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	888,587
{80}	Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	236,596
{81}	Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82}	Class B Noteholders’ Interest Distributable Amount	{82}	162,800
{83}	Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84}	Class C Noteholders’ Interest Distributable Amount	{84}	160,111
{85}	Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86}	Class D Noteholders’ Interest Distributable Amount	{86}	109,679
{87}	Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88}	Noteholders’ Principal Distributable Amount	{88}	47,976,613
{89}	To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90}	To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91}	To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92}	To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93}	To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94}	To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95}	To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	8,076,852

{96}	Total Distributions:		{96}	$57,801,584

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{97}	Class A	$542,919,087	$786,796,783	$0	$56,486,055	$0
{98}	Class B	600,889,087	786,796,783	0	56,323,255	0
{99}	Class C	654,859,087	786,796,783	0	56,163,144	0
{100}	Class D	688,179,087	786,796,783	0	56,053,465	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{101}	Excess Total Available Funds			{101}	$8,076,852

{102}	Beginning Note Balance	{102}	688,179,087
{103}	Principal payments through Indenture Section 8.3 (a) (i) through (xv)	{103}	47,976,613
{104}	Pro-Forma Note Balance		{104}	640,202,474

{105}	Ending Aggregate Securitization Value	{105}	786,796,783
{106}	11% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,10% Thereafter ($146,594,309)	{106}	146,594,309
{107}	Required Pro Forma Note Balance {105} - {106}		{107}	640,202,474

{108}	Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}			{108}	0

{109}	Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance				{109}	$0

OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
{110}	Ending Aggregate Securitization Value	{110}	$786,796,783
{111}	End of Period Note Balance	{111}	724,121,249
{112}	Overcollateralization	{112}	62,675,534
{113}	Overcollateralization %		{113}	7.97%

	Asset Backed Notes:
{114}	Ending Aggregate Securitization Value	{114}	786,796,783
{115}	End of Period Note Balance	{115}	640,202,474
{116}	Overcollateralization	{116}	146,594,309
{117}	Overcollateralization %		{117}	18.63%

RECONCILIATION OF 2019-1 CASH RESERVE ACCOUNT

{118}	Specified Reserve Balance		{118}	$6,663,378

{119}	Beginning of Period Reserve Account balance		{119}	$6,663,378
{120}	Investment Earnings	{120}	850
{121}	From the Indenture Collection Account, the Reserve Account Required Amount	{121}	0
{122}	To the Indenture Collection Account, the Reserve Account Withdrawal Amount	{122}	0
{123}	Total Reserve balance available:		{123}	6,664,228

{124}	Specified Reserve Balance		{124}	6,663,378

{125}	Release Excess Cash to Indenture Collection Available Funds		{125}	850

{126}	End of period Reserve Account balance		{126}	$6,663,378

ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER

			Dollars	Percentage
{127}	Receivables with Scheduled Payment delinquent 61 days or more	{127}	$1,650,139	0.21%

{128}	Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10%)	{128}		Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting
Date:	July 15, 2020

GM Financial

GMALT 2019-1

Supplemental Monthly Data

June 30, 2020

	Aggregate Securitization Value	Residual Value
Beginning of Period	$834,773,396	$724,143,244
Change	(47,976,613)	(36,954,728)
End of Period	$786,796,783	$687,188,516

Residual Value as % of Agg. Securitization Value		87.34%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	37,922	782,323,772	99.43%
31 - 60 days	131	2,822,872	0.36%
61 - 90 days	44	938,581	0.12%
91 - 120 days	32	711,558	0.09%
Total	38,129	786,796,783	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	186	4,218,645	2,362	58,435,163
Standard terminations	183	3,416,699	999	18,263,467
Total retained by lessee	369	7,635,344	3,361	76,698,630
Returned Vehicles
Early terminations	774	13,978,483	7,338	129,851,818
Standard terminations	802	15,099,624	5,033	90,064,761
Total returned to dealer	1,576	29,078,107	12,371	219,916,579
Charged off leases / Repossessed vehicles	55	1,155,778	1,178	24,244,961
Repurchases	0	0	1	19,697
Other	0	0	0	0
Total terminations	2,000	37,869,229	16,911	320,879,867

Lease Extensions/Deferments

	Current Period
	Number of Leases	Agg. Securitization Value	Percentage

Term Extensions	436	7,153,596	0.86%

Deferments	103	2,724,457	0.33%

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,155,778	24,244,961
less: Sales proceeds	1,413,882	24,275,720
less: Excess wear and excess mileage received	1,677	9,213
less: Other amounts received	-	0
Net Credit (Gain) Loss	(259,781)	(39,972)

Residual (Gain) Loss on Returned Vehicles

Agg. Securitized Value of returned vehicles sold by Servicer	28,913,025	217,822,069
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	33,469,521	241,841,945
less: Excess wear and excess mileage received	160,742	1,149,473
less: Other recovery amounts	-	0
Residual (Gain) Loss	(4,717,238)	(25,169,349)

	Current Period	Prev. Month
Prepay Speed	0.7093%	-1.3088%

Return Rate based on Scheduled to Terminate(2)	87.6042%	48.6797%

Return Rate based on Terminated Leases(3)	78.8000%	78.3734%

(1) Percentages may not add to 100% due to rounding.

(2) Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.

(3) Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.